Fees Summary	May 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,440,000,000
Total Fee Amount	1,165,564
Total Offset Amount	0
Net Fee	$ 1,165,564
Offset Table N/A	N/A